Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundX Investment Trust
Entity Central Index Key	0001602508
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
FundX ETF
Shareholder Report [Line Items]
Fund Name	FundX ETF
Class Name	FundX ETF
Trading Symbol	XCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX ETF	$49	1.00%
[1]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com/fundx-fundx-etf-xcor for more recent performance information.
Net Assets	$ 152,540,035
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$152,540,035
Number of Holdings	11
Portfolio Turnover	27%
30-Day SEC Yield	-0.18%
30-Day SEC Yield Unsubsidized	-0.18%

Holdings [Text Block]

Top 10 Holdings	(%)
iShares Russell Top 200 Growth ETF	12.1%
Vanguard Growth ETF	12.0%
iShares Russell 1000 Growth ETF	11.8%
Invesco S&P 500r Top 50 ETF	11.7%
Vanguard Russell 1000 Growth ETF	11.6%
Invesco S&P 500 Momentum ETF	11.4%
Vanguard Mega Cap Growth ETF	10.7%
First Trust Morningstar Dividend Leaders Index Fund	9.6%
iShares MSCI EAFE Value ETF	4.8%
Vanguard S&P 500 Growth ETF	3.9%

Portfolio Allocation	(%)
Core Funds	99.5%
Cash & Other	0.5%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Aggressive ETF
Shareholder Report [Line Items]
Fund Name	FundX Aggressive ETF
Class Name	FundX Aggressive ETF
Trading Symbol	XNAV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX Aggressive ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Aggressive ETF	$49	1.00%
[2]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 26,520,055
Holdings Count | $ / shares	17
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$26,520,055
Number of Holdings	17
Portfolio Turnover	61%
30-Day SEC Yield	-0.18%
30-Day SEC Yield Unsubsidized	-0.18%

Holdings [Text Block]

Top 10 Holdings	(%)
iShares Russell Top 200 Growth ETF	10.0%
Vanguard Growth ETF	9.8%
Vanguard Mega Cap Growth ETF	9.8%
Schwab U.S. Large-Cap Growth ETF	8.9%
Invesco KBW Bank ETF	8.2%
iShares Expanded Tech Sector ETF	8.1%
Invesco QQQ Trust Series 1	6.4%
iShares China Large-Cap ETF	5.3%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	5.1%
SPDR Gold Trust	4.6%

Portfolio Allocation	(%)
Core Funds	42.8%
Sector Funds	35.5%
Aggressive Funds	21.2%
Cash & Other	0.5%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Conservative ETF
Shareholder Report [Line Items]
Fund Name	FundX Conservative ETF
Class Name	FundX Conservative ETF
Trading Symbol	XRLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX Conservative ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Conservative ETF	$49	1.00%
[3]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com/fundx-fundx-conservative-etf-xrlx for more recent performance information.
Net Assets	$ 51,113,646
Holdings Count | $ / shares	19
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$51,113,646
Number of Holdings	19
Portfolio Turnover	29%
30-Day SEC Yield	2.54%
30-Day SEC Yield Unsubsidized	2.54%

Holdings [Text Block]

Top 10 Holdings	(%)
Invesco S&P 500 Momentum ETF	7.6%
Vanguard Growth ETF	7.1%
iShares Russell Top 200 Growth ETF	7.1%
Vanguard Mega Cap Growth ETF	7.0%
Invesco S&P 500 Top 50 ETF	6.5%
iShares Russell 1000 Growth ETF	6.5%
Vanguard Russell 1000 Growth ETF	6.0%
iShares Core 60/40 Balanced Allocation ETF	5.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	5.3%
Global X S&P 500 Covered Call ETF	5.2%

Portfolio Allocation	(%)
Core Funds	50.8%
Bond Funds	34.7%
Total Return Funds	14.1%
Cash & Other	0.4%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest
FundX Flexible ETF
Shareholder Report [Line Items]
Fund Name	FundX Flexible ETF
Class Name	FundX Flexible ETF
Trading Symbol	XFLX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FundX Flexible ETF for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
Additional Information Phone Number	1-800-323-1510
Additional Information Website	https://fundxetfs.com/how-invest
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Flexible ETF	$35	0.70%
[4]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://fundxetfs.com/fundx-fundx-flexible-etf-xflx for more recent performance information.
Net Assets	$ 55,568,521
Holdings Count | $ / shares	11
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$55,568,521
Number of Holdings	11
Portfolio Turnover	43%
30-Day SEC Yield	6.17%
30-Day SEC Yield Unsubsidized	6.17%

Holdings [Text Block]

Top 10 Holdings	(%)
SPDR Portfolio High Yield Bond ETF	12.4%
SPDR Bloomberg High Yield Bond ETF	11.6%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	10.8%
iShares Core 60/40 Balanced Allocation ETF	10.5%
First Trust Senior Loan ETF	10.0%
Janus Henderson B-BBB CLO ETF	10.0%
Global X S&P 500 Covered Call ETF	10.0%
iShares Broad USD Investment Grade Corporate Bond ETF	8.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	8.2%
First Trust BuyWrite Income ETF	7.2%

Portfolio Allocation	(%)
High Yield Bond Funds	34.8%
Total Return Funds	27.7%
Floating Rate Bond Funds	20.1%
Intermediate Term Bond Funds	16.4%
Cash & Other	1.0%

Updated Prospectus Web Address	https://fundxetfs.com/how-invest

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized